Fair Value of Acquired Time Charters	6 Months Ended
Jun. 30, 2023
Fair Value of Acquired Time Charters [Abstract]
Fair Value of Acquired Time Charters
6.	Fair Value of Acquired Time Charters:

In connection with the acquisitions in October 2022 of the M/V Ariana A and the M/V Gabriela A with time charters attached, the Company recognized intangible assets of $897,436 and $2,019,608, respectively, representing the fair values of the favorable time charters attached to the vessels. The M/V Ariana A and M/V Gabriela A attached charters commenced upon the vessels’ deliveries, on November 23, 2022, and November 30, 2022, respectively. The M/V Ariana A attached charter was concluded within the first quarter of 2023 and the respective intangible liability was fully amortized during that period.

For the six months ended June 30, 2022, and 2023, the amortization of the acquired time charters related to the above acquisitions amounted to $0 and $1,429,137, respectively, and is included in ‘Time Charter Revenues’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income. The aggregate unamortized portion of the M/V Gabriela A intangible asset as of June 30, 2023, amounted to $1,078,368 and will be amortized to vessel revenues by $813,195 within 2023 and by $265,173 within 2024, in accordance with the anticipated expiration date of the respective charter contract.